Leases - Lease terms and discount rates (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Land And Building [Member]
Operating Lease Liabilities Payments Due [Abstract]
Weighted average remaining lease term	73 months	84 months	78 months
Weighted average discount rate	2.60%	3.00%	3.00%
Finance Lease Liabilities Payments Due [Abstract]
Weighted average remaining lease term	100 months	107 months	110 months
Weighted average discount rate	7.70%	7.70%	8.20%
Machinery And Equipment [Member]
Operating Lease Liabilities Payments Due [Abstract]
Weighted average remaining lease term	30 months	29 months	29 months
Weighted average discount rate	1.90%	2.00%	2.20%
Finance Lease Liabilities Payments Due [Abstract]
Weighted average remaining lease term	40 months	40 months	33 months
Weighted average discount rate	1.80%	2.30%	2.80%